Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2024
Liability Respect of Government Grants [Abstract]
Schedule of Liability Respect of Government Grants

The following tabular represents the changes in liability in respect of government grants in the reported periods:

	Year ended December 31,
	2024	2023	2022

Balance as of January 1,	1,328	1,254	1,168
Adjustment of the liability in respect of government grants in respect of change in the expected discounted cash flows and exchange rate differentials	(224)	74	86
Royalties payable to the IIA	(144)	-	-
Balance as of December 31,	960	1,328	1,254

	December 31,
	2024	2023

Current liability	239	694
Non-current liability	721	634
Balance as of December 31,	960	1,328